FINANCIAL ASSETS AND LIABILITIES - Interest Rate Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Derivative, notional amount	$ 500,000
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, notional amount	500,000	$ 500,000
Interest Rate Swap 1 [Member]
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Fixed Interest Rate	1.90%
Interest Rate Swap 2 [Member]
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Fixed Interest Rate	1.86%
Interest Rate Swap 3 [Member]
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Fixed Interest Rate	2.41%
Interest Rate Swap 4 [Member]
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Fixed Interest Rate	2.58%
Interest Rate Swap 5 [Member]
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Fixed Interest Rate	1.39%
Interest Rate Swap 6 [Member]
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Fixed Interest Rate	1.29%
Interest Rate Swap 7 [Member]
Derivative [Line Items]
Derivative, notional amount	$ 100,000
Fixed Interest Rate	2.51%
Interest Rate Swap 8 [Member]
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Fixed Interest Rate	0.94%
Interest Rate Swap 9 [Member]
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Fixed Interest Rate	0.74%